Share capital and additional paid-in capital	12 Months Ended
Dec. 31, 2024
Share capital and additional paid-in capital

9. Share capital and additional paid-in capital

Authorized

The authorized share capital of the Company is an unlimited number of common shares without par value.

The number of common shares issued and outstanding as at December 31, 2024 and 2023 is as follows:

	December 31, 2024	December 31, 2023
	$	$
Issued: 50,658,776 (2023 – 49,985,102) common shares	69,528,762	67,889,465

Share issuances during the year ended December 31, 2023

During the year ended December 31, 2023, the Company issued the following common shares for royalty milestone payments:

•	On January 24, 2023, the Company issued 215,769 common shares as a second milestone payment relating to the Canadian gold portfolio it acquired on June 3, 2022, for total consideration of $495,446.
•	On November 24, 2023, the Company issued 948,448 common shares as a single milestone payment relating to the Janet Ivy gold royalty acquired on March 29, 2021, for total consideration of $1,963,315.
•	On December 13, 2023, the Company issued 175,660 common shares as a final milestone payment relating to the Canadian gold portfolio acquired on June 3, 2022, for total consideration of $362,693.

On June 16, 2023, the Company completed a public offering (“Public Offering”) of 3,025,000 common shares at a price of $2.40 per common share, for gross proceeds of $7,260,000. In connection with the Public Offering, the Company paid agent fees of $471,900, representing 6.5% of the gross proceeds.

On July 11, 2023, the syndicate of underwriters for the Public Offering exercised their over-allotment option in full to purchase an additional 453,750 common shares at a price of $2.40 per common share, for gross proceeds of $1,089,000. In connection with the exercise of the over-allotment, the Company paid agent fees of $70,785, representing 6.5% of the gross proceeds.

Share repurchase program

On March 18, 2024, the Board of Directors of the Company approved the adoption of a Share Repurchase Program (“SRP”) for the repurchase of up to $1,500,000 of its common shares. The SRP is structured to comply with Rule 10b-18 under the Securities Exchange Act of 1934, as amended. The SRP is administered through an independent broker.

Repurchases under the SRP may be made at times and in amounts as the Company deems appropriate and may be made through open market transactions at prevailing market prices, privately negotiated transactions or by other means in accordance with securities laws in the United States. The actual timing, number and value of repurchases under the SRP will be determined by management in its discretion and will depend on a number of factors, including market conditions, stock price and other factors. The SRP may be suspended or discontinued at any time. Open market repurchases will only be made outside of Canada through the facilities of the Nasdaq or any alternative open market in the United States, as applicable.

The Company did not repurchase any shares under the SRP during the year ended December 31, 2024.

Loss per share (“LPS”)

For the years ended December 31, 2024 and 2023, no stock options, warrants and RSUs were excluded in the computation of diluted LPS due to being anti-dilutive.

Dividends

The following table provides details on the dividends declared during the year ended December 31, 2024:

Declaration date	Dividend per common share	Record date	Payment date	Dividends payable
	$			$
March 7, 2024	0.012	March 29,2024	April 12, 2024	601,462
May 8, 2024	0.012	June 28, 2024	July 12, 2024	602,883
August 7, 2024	0.012	September 27, 2024	October 11, 2024	607,059
November 6, 2024	0.012	December 31, 2024	January 14, 2025	607,905

	0.048			2,419,309

On March 18, 2024, the Company adopted a Dividend Reinvestment Plan (“DRIP”). The DRIP provides eligible shareholders of Vox with the opportunity to have all, or a portion of any cash dividends declared on common shares by the Company automatically reinvested into additional common shares, without paying brokerage commissions. Based on the current terms of the DRIP, the common shares are issued under the DRIP at a 5% discount to the average market price, as defined in the DRIP.

During the year ended December 31, 2024, the Company issued 39,913 common shares under the DRIP, representing dividends paid of $89,023.

The following table provides details on the dividends declared during the year ended December 31, 2023:

Declaration date	Dividend per common share	Record date	Payment date	Dividends payable
	$			$
March 13, 2023	0.011	March 31, 2023	April 14, 2023	496,396
May 10, 2023	0.011	June 30, 2023	July 14, 2023	529,672
August 10, 2023	0.011	September 29, 2023	October 13, 2023	536,761
November 8, 2023	0.011	December 29, 2023	January 12, 2024	549,836

	0.044			2,112,665